Income Per Share - Schedule of a Reconciliation of Basic and Diluted Common Shares Outstanding (Details) - shares		1 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended
	Jun. 06, 2018	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2019
Total shares outstanding, shares issued for IPO underwriting fees	307,465
Successor [Member]
Change in shares, shares issued to backstop investor		4,829,375
Change in shares, shares issued for IPO underwriting fees		307,465
Change in shares, shares issued to NPS/GES		53,690,315
Reclassification of shares previously subject to redemption, net of shares redeemed		15,005,189
Total shares outstanding, beginning balance		11,730,425		85,562,769	11,730,425	85,562,769
Total shares outstanding, shares issued to backstop investor		16,559,800
Total shares outstanding, shares issued for IPO underwriting fees		16,867,265
Total shares outstanding, shares issued to NPS/GES		70,557,580
Total shares outstanding, reclassification of shares previously subject to redemption less redeemed shares		85,562,769
Total shares outstanding, Ending balance	11,730,425	85,562,769	86,938,883			86,938,883
Weighted average ordinary shares outstanding		85,562,769	87,024,655	85,562,769	85,562,769	86,938,883
Non-vested, participating restricted shares						1,382,896
Shares for use in allocation of participating earnings						88,321,779
Dilutive common shares		277,543
Weighted average dilutive common shares outstanding		85,840,312	87,024,655	85,912,715	85,840,312	86,938,883
Successor [Member] | January, 09, 2019 [Member]
Change in shares Other						33,796
Weighted average ordinary shares outstanding, Other						32,806
Successor [Member] | February 19, 2019 [Member]
Change in shares, NPS equity stock earn-out						1,300,214
Weighted average ordinary shares outstanding, NPS equity stock earn-out						1,300,214
Successor [Member] | August 14, 2019 [Member]
Change in shares, Restricted stock vesting						250,310
Weighted average ordinary shares outstanding, Restricted stock vesting						43,094
Successor [Member]
Total shares outstanding, beginning balance			86,896,779
Total shares outstanding, Ending balance			87,024,655			87,024,655
Weighted average ordinary shares outstanding			87,024,655
Non-vested, participating restricted shares			1,571,126
Shares for use in allocation of participating earnings			88,595,781
Successor [Member] | August 14, 2019 [Member]
Change in shares, Restricted stock vesting			250,310
Weighted average ordinary shares outstanding, Restricted stock vesting			127,876